As filed with the Securities and Exchange Commission on May 21 , 2019
File Nos. 333-215942 and 811-22398

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 15	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 19	☒
(Check appropriate box or boxes)

Spinnaker ETF Series
(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
(Address of Principal Executive Offices)

252-972-9922
(Registrant’s Telephone Number, including Area Code)

Corporation Trust Company
1209 Orange Street, Wilmington, DE  19801
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:	As soon as practicable after the
Effective Date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[   ] immediately upon filing pursuant to paragraph (b)
[X] on May 24 , 2019 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 24, 2019 as the new effective date for Post-Effective Amendment No. 4 to the Registration Statement filed on November 21, 2018 for the Innovation Shares Cannabis ETF. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 4 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, State of North Carolina on this 21 st   day of May, 2019.

SPINNAKER ETF SERIES

By:	/s/ Katherine M. Honey
Katherine M. Honey
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

Thomas Galloway	Trustee and Chairman	May 21 , 2019

Jesse Samuel Eberdt, III	Trustee	May 21 , 2019

Ashley E. Harris	Treasurer and Principal Financial Officer	May 21 , 2019

* By: /s/ Katherine M. Honey	May 21 , 2019
Katherine M. Honey President, Principal Executive Officer and Attorney-in-Fact